UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-4581

CORNERCAP GROUP OF FUNDS
(Exact name of registrant as specified in charter)

The Peachtree, Suite 1700, 1355 Peachtree Street NE, Atlanta, Georgia			30309
(Address of principal executive offices)			(Zip code)

ALPS Fund Services Inc. 1290 Broadway, Suite 1100, Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(404) 870-0700

Date of fiscal year end:	March 31

Date of reporting period:	April 1- September 30, 2007

Item 1 - Reports to Stockholders

The following is a copy of the report to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

SEMI ANNUAL REPORT

CORNERCAP BALANCED FUND

CORNERCAP SMALL-CAP VALUE FUND

CORNERCAP CONTRARIAN FUND

September 30, 2007

TABLE of CONTENTS

Manager’s Report to the Shareholders	2
CornerCap Balanced Fund	4
CornerCap Small-Cap Value Fund	4
CornerCap Contrarian Fund	5

Fund Expenses	6

Statement of Investments	7
CornerCap Balanced Fund	7
CornerCap Small-Cap Value Fund	14
CornerCap Contrarian Fund	18

Statement of Assets and Liabilities	25
CornerCap Balanced Fund	25
CornerCap Small-Cap Value Fund	26
CornerCap Contrarian Fund	27

Statement of Operations	28
CornerCap Balanced Fund	28
CornerCap Small-Cap Value Fund	29
CornerCap Contrarian Fund	30

Statement of Change in Net Assets	31
CornerCap Balanced Fund	31
CornerCap Small-Cap Value Fund	32
CornerCap Contrarian Fund	33

Financial Highlights	34
CornerCap Balanced Fund	34
CornerCap Small-Cap Value Fund	26
CornerCap Contrarian Fund	28

Notes to Financial Statements	40

Semi-Annual | September 30, 2007

Manager’s Report to Shareholders

Dear Shareholder:

Attached are the portfolio valuation and financial reports for the semiannual period ending September 30, 2007. The details of our performance, holdings, expenses and other fund data can be found in the attached report, our annual prospectus, and our quarterly reports. A thumb nail sketch of our recent returns relative to the fund benchmarks might be:  An okay semiannual, and a not so great quarter. In October the market continued the recent movement away from the CornerCap value-focused selection process and toward growth and mega-cap stocks. We will patiently pursue our investment disciplines and look forward to when the market will once again place a greater value on value.

During good times and bad, we always encourage patience and a long-term perspective for our shareholders. One quarter is meaningless. Even a couple of years can be meaningless. The need for this longer time horizon was highlighted in a Morningstar study completed earlier this year for the Wall Street Journal (“An Elite Club’s Fall from Grace”, April 3, 2007). This study focused on what became known as the “triple digit club.”  These were the mutual funds that realized over 100% returns in the 12-month period prior to the peak of the tech bubble on March 10, 2000.

In hindsight, it is easy to see and pity the investors who were attracted to these high performing funds in the late stages of the bubble. We are not talking about a few misguided souls. Mutual fund data show that there were a tsunami of cash flowing into these triple digit funds and out of the longer-term and more risk controlled funds. Can you mentally and emotionally take yourself back to early 2000, forgetting what happened in the post bubble debacle?  Would you have had a strong enough grip on a big enough tree to not have been swept away by the tsunami?

In March 2000, the Morningstar study identified 275 funds that were in the triple digit club at that time. Take a wild guess at what happened to those funds those investors that had become so wild about. Almost 100 of those funds no longer exist. They were either liquidated with the assets returned to the shareholders; lost from the databases; or, much “slicker,” quietly merged into other funds so that the disastrous performance record could be obliterated.

Of the surviving triple digit club mutual funds, only 37 topped the broad market average return of only 1.7% a year for the seven year period following the tech bubble peak. Further, approximately one-third of these survivors have realized double-digit negative annual returns since March 10, 2000.

Do we expect another significant bubble?  More than likely at some point; maybe in the next decade or two. But our message of avoiding the temptation to chase good performance is important at any time; not just at bubble-time. We would also add that it is important not to run from poor performance. Actually, the most important lesson from the above data is to know how much risk the fund manager is taking on your behalf. It is reasonable to assume that a fund achieving a 100%+ return is also in the top percentile for significant downside risk. Critical to the fund selection decision should be (1) the long term returns; (2) the consistency of those results relative to the stated objectives of the fund; and (3) the fund’s process for managing risks. Thank you for being a long-term investor with the CornerCap Funds.

CornerCap Investment Counsel

November 30, 2007

www.cornercap.com

CORNERCAP BALANCED FUND

Asset Allocation for periods ended September 30, 2007

CORNERCAP SMALL-CAP VALUE FUND

Asset Allocation for periods ended September 30, 2007

CORNERCAP CONTRARIAN FUND

Asset Allocation for periods ended September 30, 2007

FUND EXPENSES (Unaudited)

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fee, and indirect costs, including management fees, and other fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2007 through September 30, 2007.

Actual Expenses The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account	Ending Account	Expense
	Value	Value	Paid During
	4/1/2007	9/30/2007	Period*
CornerCap Balanced Fund
Actual Fund Return	$1,000	$1,037	$6.62
Hypothetical Fund Return	$1,000	$1,019	$6.56

CornerCap Small-Cap Value Fund
Actual Fund Return	$1,000	$1,008	$7.56
Hypothetical Fund Return	$1,000	$1,018	$7.57

CornerCap Contrarian Fund
Actual Fund Return	$1,000	$1,066	$7.74
Hypothetical Fund Return	$1,000	$1,018	$7.56

* These calculations are based on the expenses incurred in the most recent fiscal half-year. The period’s annualized six-month expense ratio for Balanced Fund is 1.30%; Small-Cap Value and Contrarian Funds are 1.50%, respectively. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ration multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year, and then divided by 366.

The expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, account maintenance fees or charges by processing organizations. The fund does not charge any account maintenance fee or sale load, but does charge a 1.00% redemption fee that is applicable to all redemptions (sales or exchanges) made within sixty (60) days of an initial purchase of shares; provided, however that the redemption fee will not apply if the shares to be redeemed are held in a retirement account subject to the Employee Retirement Income Security Act (“ERISA”).

SCHEDULE of INVESTMENTS
CORNERCAP BALANCED FUND

	Shares	Value

COMMON STOCKS (61.4%)

Aerospace & Defense (2.0%)
Goodrich Corp.	5,350	$365,031

Auto Components (1.9%)
Johnson Controls, Inc.	2,950	348,425

Auto Manufacturers (1.4%)
Nissan Motor Co. Ltd. (ADR)	12,300	246,123

Beverages (1.3%)
Anheuser-Busch Cos, Inc.	4,500	224,955

Biotechnology (1.3%)
Amgen, Inc. *	4,000	226,280

Chemicals (3.4%)
FMC Corp.	6,200	322,524
PPG Industries, Inc.	3,900	294,645
		617,169

Commercial Banks (4.6%)
Bank of America Corp.	4,164	209,324
Comerica, Inc.	3,700	189,736
US Bancorp	6,350	206,566
Wachovia Corp.	4,500	225,675
		831,301

Commercial Services & Supplies (2.4%)
Convergys Corp. *	10,900	189,224
R.R. Donnelley & Sons Co.	6,850	250,436
		439,660

Computers (1.8%)
Western Digital Corp. *	12,900	326,628

	Shares	Value

Consumer Finance (0.6%)
Countrywide Financial Corp.	6,098	$115,923

Cosmetics & Personal Care (1.4%)
The Estee Lauder Cos, Inc. - Class A	5,800	246,268

Diversified Financial Services (1.1%)	1,600	196,496
Bear Stearns & Co., Inc.

Electric Utilities (1.5%)	4,300	272,362
FirstEnergy Corp.

Electronic Equipment & Instruments (2.7%)	6,100	259,372
Arrow Electronics, Inc. *	5,100	231,642
Diebold, Inc.		491,014

Forest Products & Paper (1.4%)	7,100	254,677
International Paper Co.

Health Care Providers & Services (3.8%)	4,800	255,792
Cigna Corp.	6,300	230,895
Lincare Holdings, Inc. *	4,150	200,984
UnitedHealth Group, Inc.		687,671

Insurance (6.7%)	2,550	281,112
Everest Re Group Ltd.	3,800	250,686
Lincoln National Corp.	3,500	276,465
PartnerRe Ltd.	5,300	173,310
The PMI Group, Inc.	4,550	229,047
The Travelers Companies, Inc.		1,210,620

Machinery (3.4%)	3,100	307,024
Eaton Corp.	5,900	300,074
Joy Global, Inc.		607,098

	Shares	Value

Media (1.0%)
Gannett Co., Inc.	3,950	$172,615

Metals & Mining (1.7%)
Alcoa, Inc.	8,050	314,916

Miscellaneous Manufacturers (1.6%)
General Electric Co.	7,100	293,940

Oil & Gas (3.6%)
Marathon Oil Corp.	4,300	245,186
National Oilwell Varco, Inc. *	5,600	404,600
		649,786

Pharmaceuticals (2.5%)
Pfizer, Inc.	9,050	221,091
Wyeth	5,000	222,750
		443,841

Retailers-Other (1.0%)
Home Depot, Inc.	5,800	188,152

Semiconductors & Equipment (1.6%)
Intel Corp.	11,200	289,632

Telecommunications (2.8%)
AT&T, Inc.	7,000	296,170
Telefonos de Mexico, S.A. de C.V. (ADR)	6,600	216,942
		513,112

Textiles & Apparel (1.5%)
VF Corp.	3,300	266,475

Transportation (1.4%)
Norfolk Southern Corp.	4,700	243,977

Total Common Stocks (Cost $8,621,554)		11,084,147

	Principal
	Amount	Value

CORPORATE BONDS (18.8%)

Banks - Money Center (1.6%)
GCB Wells Fargo
3.125%, 04/01/2009	$150,000	$146,019
Norwest Financial
6.250%, 12/15/2007	150,000	150,067
		296,086

Banks - Super Regional (1.8%)
Citigroup, Inc.
7.250%, 10/01/2010	165,000	174,216
Citigroup, Inc.
5.000%, 09/15/2014	150,000	144,588
		318,804

Chemicals (0.5%)
E.I. du Pont de Nemours & Co.
4.125%, 04/30/2010	100,000	98,424

Diversified Financial Services (3.6%)
Allstate Life Global Funding Trusts
4.250%, 02/26/2010	100,000	98,392
Caterpillar Financial Services
3.800%, 02/08/2008	150,000	149,187
Lehman Brothers Holdings, Inc.
6.625%, 01/18/2012	150,000	154,861
Toyota Motor Credit Corp.
5.450%, 05/18/2011	150,000	$153,514
Wells Fargo Financial
5.500%, 08/01/2012	100,000	101,027
		656,981

Finance (0.8%)
General Electric Capital Notes
5.450%, 01/15/2013	140,000	141,310

Health Care Products (0.8%)
Johnson & Johnson
3.800%, 05/15/2013	150,000	142,533

	Principal
	Amount	Value

Household Products (0.6%)
Pepsico, Inc.
5.700%, 11/01/2008	$100,000	$100,823

Investment Services (3.3%)
Berkshire Hathaway, Inc.
4.625%, 10/15/2013	100,000	96,225
Credit Suisse USA
5.375%, 03/02/2016	250,000	244,129
Goldman Sachs Group, Inc.
5.125%, 01/15/2015	170,000	163,228
Morgan Stanley
5.050%, 01/21/2011	100,000	98,838
		602,420

Pharmaceuticals (0.9%)
Eli Lilly & Co.
6.000%, 03/15/2012	160,000	166,084

Retailers - Other (2.5%)
Home Depot, Inc.
4.625%, 08/15/2010	100,000	97,491
Quicksilver, Inc.
4.950%, 08/15/2014	200,000	196,479
Wal-Mart Stores, Inc.
6.875%, 08/10/2009	150,000	155,053
		449,023

Securities Broker (0.8%)
Merrill Lynch & Co, Inc.
6.375%, 10/15/2008	150,000	151,283

Telecom - Other (0.9%)
BellSouth Corp.
6.000%, 10/15/2011	150,000	153,672

Wireless Communications (0.7%)
Verizon VA, Inc.
4.625%, 03/15/2013	125,000	120,664

Total Corporate Bonds (Cost $3,429,072)		3,398,107

	Principal
	Amount	Value

GOVERNMENT BONDS & NOTES (11.5%)

US Treasury (11.5%)
US Treasury Inflation
Indexed Bond, 1.875%, 07/15/2015	$160,635	$156,381
US Treasury Note, 3.000%, 02/15/2008	150,000	149,391
US Treasury Note, 3.375%, 12/15/2008	100,000	99,273
US Treasury Note, 4.875%, 05/15/2009	100,000	101,430
US Treasury Note, 5.500%, 05/15/2009	200,000	204,797
US Treasury Note, 5.750%, 08/15/2010	150,000	156,949
US Treasury Note, 5.000%, 02/15/2011	100,000	103,008
US Treasury Note, 5.000%, 08/15/2011	190,000	196,308
US Treasury Note, 4.875%, 02/15/2012	280,000	288,356
US Treasury Note, 4.250%, 08/15/2013	150,000	149,848
US Treasury Note, 4.000%, 02/15/2014	155,000	152,118
US Treasury Note, 4.000%, 02/15/2015	170,000	165,391
US Treasury Note, 5.125%, 05/15/2016	150,000	156,293

Total Government Bonds & Notes (Cost $2,049,002)		2,079,543

US GOVERNMENT AGENCY SECURITIES (6.2%)

Federal Farm Credit Bank (FFCB) (0.9%)
FFCB, 4.875%, 09/24/2014	150,000	150,489

Federal Home Loan Bank (FHLB) (1.7%)
FHLB, 4.625%, 06/01/2007	150,000	151,942
FHLB, 3.500%, 11/15/2007	150,000	$149,728
		301,670

Federal Home Loan Mortgage Corp (FHLMC) (0.8%)
FHLMC, 4.500%, 01/15/2015	150,000	146,826

Federal National Mortgage Association (FNMA) (2.8%)
FNMA, 4.000%, 09/02/2008	100,000	99,436
FNMA, 7.125%, 06/15/2010	150,000	160,170
FNMA, 5.000%, 03/15/2016	250,000	250,980
		510,586

Total US Government Agency Securities(Cost $1,103,955)		1,109,571

	Shares	Value

SHORT TERM INVESTMENTS (1.7%)

Federal Treasury Obligation Money Market ** - 3.95%	298,260	$298,260

Total Short Term Investments (Cost $298,260)		298,260

Total Investments (Cost $15,501,843) 99.6%		17,969,628

Total Other Assets in Excess of Liabilities 0.4%		69,039

Total Net Assets 100.0%		18,038,667

*	Non Income Producing Security

**	Variable Rate Security; The rate shown represents the rate at September 30, 2007.

ADR -	American Depository Receipt

The accompany notes to the financial statements are an integral part of these financial statements.

Schedule of Investments

CornerCap Small-Cap Value Fund

	Shares	Value

COMMON STOCKS (97.5%)

Aerospace & Defense (5.0%)
Curtiss-Wright Corp.	11,100	$527,250
Esterline Technologies Corp. *	9,000	513,450
		1,040,700

Auto Components (4.3%)
American Axle & Manufacturing Holdings, Inc.	19,200	484,800
ArvinMeritor, Inc.	24,650	414,613
		899,413

Building Products (4.6%)
Apogee Enterprises, Inc.	18,000	466,920
Crane Co.	10,525	504,884
		971,804

Chemicals (5.6%)
Olin Corp.	28,700	642,306
OM Group, Inc. *	9,900	522,819
		1,165,125

Commercial Banks (6.4%)
FirstMerit Corp.	23,400	462,384
Washington Federal, Inc.	17,794	467,270
Webster Financial Corp.	10,000	421,200
		1,350,854

Commercial Services & Supplies (1.7%)
ABM Industries, Inc.	17,500	349,650

Communications Equipment (2.4%)
Plantronics, Inc.	17,400	496,770

Discount Retail (2.3%)
Fred’s, Inc.	46,250	487,013

	Shares	Value

Distribution-Wholesale (1.9%)
Building Materials Holding Corp.	36,800	$389,344

Electronic Equipment & Instruments (12.0%)
CTS Corp.	42,900	553,410
Kemet Corp. *	67,900	499,065
Mettler-Toledo International, Inc. *	5,200	530,400
Orbotech Ltd. *	21,300	447,939
Technitrol, Inc.	17,900	482,405
		2,513,219

Food (4.7%)
Gruma SAB de CV (ADR)	37,200	487,692
Sanderson Farms, Inc.	q12,000	500,040
		987,732

Household Durables (1.9%)
Helen of Troy Ltd. *	20,850	402,613

Household Products/Wares (2.1%)
The Scotts Miracle-Gro Co. - Class A	10,100	431,775

Industrial Conglomerates (1.5%)
Standex International Corp.	15,600	322,608

Insurance (6.4%)
HCC Insurance Holdings, Inc.	15,337	439,252
Reinsurance Group of America, Inc.	8,000	454,160
SeaBright Insurance Holdings, Inc. *	26,400	450,648
		1,344,060

Investment Companies (2.0%)
MCG Capital Corp.	29,800	428,822

Machinery (9.8%)
Briggs & Stratton Corp.	15,200	382,736
Cascade Corp.	8,650	563,720
Chart Industries, Inc. *	17,000	546,720
Wabtec Corp.	15,200	569,392
		2,062,568

	Shares	Value

Miscellaneous Manufacturers (2.4%)
EnPro Industries, Inc. *	12,200	$495,320

Oil & Gas (5.1%)
Basic Energy Services, Inc. *	24,150	507,633
Helmerich & Payne, Inc.	17,000	558,110
		1,065,743

Pharmaceuticals (2.8%)
Perrigo Co.	27,900	595,665

Real Estate (2.0%)
Friedman, Billings, Ramsey Group, Inc. - Class A	90,800	418,588

Retail (4.4%)
Cabela’s, Inc. *	19,500	461,175
Ruby Tuesday, Inc.	24,700	452,998
		914,173

Specialty Retail (2.0%)
Regis Corp.	12,850	410,044

Telecommunications (2.3%)
Syniverse Holdings, Inc. *	30,000	477,000

Trucking (1.9%)
Arkansas Best Corp.	12,550	409,883

Total Common Stocks (Cost $18,832,113)		20,430,486

	Shares	Value

SHORT TERM INVESTMENTS (2.5%)

Federated Treasury Obligations Money Market Fund ** - 3.95%	518,143	$518,143

Total Short Term Investments (Cost $518,143)		518,143

Total Investments (Cost $19,350,256) 100.0%		20,948,629

Total Other Assets in Excess of Liabilities 0.0%		2,934

Total Net Assets 100.0%		20,951,563

*	Non Income Producing Security

**	Variable Rate Security; The rate shown represents the rate at September 30, 2007.

ADR -	American Depository Receipt

The accompany notes to the financial statements are an integral part of these financial statements.

Schedule of Investments

CornerCap Contrarian Fund

	Shares	Value

COMMON STOCKS (89.9%)

Airlines (1.2%)
Continental Airlines, Inc. - Class A *	1,250	$41,288
US Airways Group, Inc. *	1,300	34,125
		75,413

Apparel (1.2%)
Maidenform Brands, Inc. *	2,250	35,730
True Religion Apparel, Inc. *	2,300	40,480
		76,210

Auto Components (1.5%)
ArvinMeritor, Inc.	5,550	93,351

Auto Manufacturers (1.3%)
Nissan Motor Co. Ltd. (ADR)	2,100	42,021
Toyota Motor Corp. (ADR)	350	40,901
		82,922

Auto Parts & Equipment (0.7%)
Magna International, Inc.	450	43,339

Banks (4.4%)
Ameris Bancorp	2,100	37,968
Banco Latinoamericano de Exportaciones SA	2,100	38,178
Pacific Capital Bancorp NA	1,550	40,765
Temecula Valley Bancorp, Inc.	2,450	41,577
Unibanco - Uniao de Bancos Brasileiros SA (GDR)	350	46,042
Vineyard National Bancorp	2,000	33,440
Wilshire Bancorp, Inc.	3,600	39,492
		277,462

Beverages (1.3%)
Anheuser-Busch Cos, Inc.	800	39,992
Coca-Cola Femsa SAB de CV (ADR)	900	38,619
		78,611

Biotechnology (0.9%)
Amgen, Inc. *	1,000	56,570

	Shares	Value

Building Materials (0.6%)
AAON, Inc.	2,000	$39,460

Chemicals (5.4%)
FMC Corp.	2,200	114,444
Headwaters, Inc. *	2,600	38,688
Nova Chemicals Corp.	1,150	44,390
Olin Corp.	1,950	43,641
OM Group, Inc. *	950	50,169
Terra Industries, Inc. *	1,450	45,327
		336,659

Commercial Banks (0.6%)
Bank of America Corp.	754	37,904

Commercial Services (2.1%)
AerCap Holdings NV *	1,575	39,202
eTelecare Global Solutions, Inc. (ADR) *	4,900	53,704
Heidrick & Struggles International, Inc. *	1,050	38,272
		131,178

Commercial Services & Supplies (0.6%)
R.R. Donnelley & Sons Co.	1,100	40,216

Computers (3.9%)
Computer Sciences Corp. *	1,750	97,825
COMSYS IT Partners, Inc. *	2,300	38,663
Dynamics Research Corp. *	3,400	37,978
Smart Modular Technologies WWH, Inc. *	3,400	24,310
Western Digital Corp. *	1,850	46,842
		245,618

Distribution Wholesale (1.9%)
Brightpoint, Inc. *	3,300	$49,533
Building Materials Holding Corp.	2,700	28,566
WESCO International, Inc. *	925	39,719
		117,818

Diversified Financial Services (5.9%)
Asta Funding, Inc.	1,025	39,278
Bear Stearns & Co., Inc.	350	42,984
The Blackstone Group LP *	1,750	43,890

	Shares	Value

Diversified Financial Services (continued)
Credit Suisse Group (ADR)	600	$39,798
The First Marblehead Corp.	1,150	43,619
Invesco PLC (ADR)	1,600	43,680
Merrill Lynch & Co., Inc	525	37,422
UBS AG	700	37,275
World Acceptance Corp. *	1,250	41,350
		369,296

Electric (0.6%)
Portland General Electric Co.	1,400	38,920

Electrical Components & Equipment (0.7%)
Superior Essex, Inc. *	1,100	41,008

Electronic Equipment & Instruments (0.7%)
Arrow Electronics, Inc. *	950	40,394

Electronics (0.7%)
AU Optronics Corp. (ADR)	2,700	45,684

Food (3.6%)
Fresh Del Monte Produce, Inc.	1,600	46,000
Gruma SAB de CV (ADR)	2,800	36,708
Nash Finch Co.	1,100	43,813
Sanderson Farms, Inc.	2,350	97,924
		224,445

Forest Products & Paper (0.6%)
International Paper Co.	1,100	39,457

Health Care Providers & Services (3.0%)
Cigna Corp.	750	39,968
Lincare Holdings, Inc. *	1,100	40,315
UnitedHealth Group, Inc.	2,200	106,546
		186,829

Home Furnishings (0.7%)
Hooker Furniture Corp.	2,100	42,042

	Shares	Value

Hotels Restaurants & Leisure (0.6%)
Wyndham Worldwide Corp.	1,160	$38,002

Household Durables (1.6%)
Helen of Troy Ltd. *	5,130	99,060

Insurance (12.1%)
21st Century Holding Co.	2,800	39,760
Amerisafe, Inc. *	2,300	38,042
Aspen Insurance Holdings Ltd.	1,400	39,074
Chubb Corp.	750	40,230
CRM Holdings Ltd. *	5,700	35,910
Hallmark Financial Services *	3,000	42,150
Hartford Financial Services Group, Inc.	425	39,334
HCC Insurance Holdings, Inc.	1,400	40,096
Kingsway Financial Services, Inc.	2,200	40,546
Max Capital Group Ltd.	1,500	42,060
MetLife, Inc.	600	41,838
The PMI Group, Inc.	3,525	115,267
RenaissanceRe Holdings Ltd.	650	42,517
SeaBright Insurance Holdings, Inc. *	2,200	37,554
Security Capital Assurance Ltd.	2,000	45,680
The Travelers Companies, Inc.	800	40,272
Unum Group	1,600	39,152
		759,482

Investment Companies (0.6%)
MCG Capital Corp.	2,800	40,292

Iron-Steel (1.4%)
Gerdau Ameristeel Corp.	3,650	43,618
Ternium SA (ADR)	1,400	43,960
		87,578
Machinery (1.9%)
Chart Industries, Inc. *	1,300	$41,808
Crane Co.	800	38,376
Wabtec Corp.	1,100	41,206
		121,390
Media (0.6%)
Gannett Co., Inc.	900	39,330

	Shares	Value

Metals & Mining (0.6%)
Alcoa, Inc.	1,000	$39,120

Mining (0.8%)
Freeport-McMoRan Copper & Gold, Inc. - Class B	500	52,445

Miscellaneous Manufacturers (2.0%)
Acuity Brands, Inc.	975	49,218
Ceradyne, Inc. *	550	41,657
EnPro Industries, Inc. *	900	36,540
		127,415

Office Furnishings (0.7%)
Virco Manufacturing *	5,300	41,075

Oil & Gas (7.2%)
Alon USA Energy, Inc.	1,100	37,158
Basic Energy Services, Inc. *	1,900	39,938
BP PLC (ADR)	625	43,344
ConocoPhillips	500	43,885
Frontier Oil Corp.	1,100	45,804
Helmerich & Payne, Inc.	1,200	39,396
Noble Corp.	2,400	117,720
St Mary Land & Exploration Co.	1,150	41,020
Stone Energy Corp. *	1,100	44,011
		452,276

Packaging & Containers (0.6%)
Bway Holding Co. *	3,400	37,910

Pharmaceuticals (2.6%)
Aspreva Pharmaceuticals Corp. *	2,000	41,040
NBTY, Inc. *	1,025	41,615
Pfizer, Inc.	1,600	39,088
Wyeth	900	40,095
		161,838

Real Estate (0.6%)
Friedman, Billings, Ramsey Group, Inc. - Class A	8,200	37,802

	Shares	Value

Retail (4.3%)
Aeropostale, Inc. *	1,950	$37,167
Asbury Automotive Group, Inc.	1,750	34,667
The Bon-Ton Stores, Inc.	1,550	35,216
Dress Barn, Inc. *	2,250	38,273
Office Depot, Inc. *	2,000	41,240
Rex Stores Corp. *	2,100	40,635
Suburban Propane Partners LP	900	39,960
		267,158

Retailers-Other (0.5%)
Home Depot, Inc.	1,000	32,440

Semiconductors (1.2%)
Himax Technologies, Inc. (ADR) *	9,100	36,946
Lam Research Corp. *	750	39,945
		76,891

Semiconductors & Equipment (0.7%)
Intel Corp.	1,600	41,376

Telecommunications (1.8%)
Radyne Corp. *	3,600	37,944
Telefonos de Mexico, S.A. de C.V. (ADR)	1,150	37,800
USA Mobility, Inc. *	2,250	37,958
		113,702

Toys-Games-Hobbies (0.7%)
Hasbro, Inc.	1,450	40,426

Transportation (2.1%)
Tidewater, Inc.	600	37,704
TNT NV (ADR)	2,300	96,255
		133,959

Water (0.6%)
Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	800	39,520

Total Common Stocks (Cost $5,366,133)		5,641,293

	Principal
	Amount	Value

CORPORATE BONDS (3.9%)

Diversified Financial Services (3.9%)
Ford Motor Credit Co. ,
4.500%, 03/20/2009	120,000	$112,026
General Motors Acceptance Corp. (GMAC),
5.250%, 08/15/2009	140,000	132,034

Total Corporate Bonds (Cost $245,360)		244,060

SHORT TERM INVESTMENTS (1.5%)

Federal Treasury Obligation Money Market Fund ** - 3.95%	91,686	91,686

Total Short Term Investments (Cost $91,686)		91,686

Total Investments (Cost $5,703,179) 95.3%		5,977,039

Total Other Assets in Excess of Liabilities 4.7%		297,788

Total Net Assets 100.0%		$6,274,827

*	Non Income Producing Security

**	Variable Rate Security; The rate shown represents the rate at September 30, 2007.

ADR - American Depository Receipt

GDR - Global Depository Receipt

The accompany notes to the financial statements are an integral part of these financial statements.

Statement of Assets and Liabilities (Unaudited)

CornerCap Balanced Fund

Assets:
Investments, at market value, (Cost $15,501,843)	$17,969,628
Dividends and interest receivable	88,835
Total assets	18,058,463

Liabilities:
Advisory fee payable	15,314
Service fee payable	4,482
Total liabilities	19,796

Net Assets	$18,038,667

Net asset value and offering price per share:
($18,038,667 / 1,174,446)	$15.36
Redemption price per share*	$15.21

Net Assets
As of September 30, 2007, net assets consisted of:
Paid in capital	$14,278,256
Undistributed net investment income	282,347
Accumulated net realized gain on investments	1,010,279
Net unrealized appreciation in value of investments	2,467,785
$18,038,667

*              A fee of 1% is imposed on certain redemptions made within sixty days of initial purchase.

The accompanying notes to the financial statements are an integral part of these financial statements.

Statement of Assets and Liabilities (Unaudited)

CornerCap Small-Cap Value Fund

Assets:
Investments, at market value, (Cost $19,350,256)	$20,948,629
Dividends and interest receivable	29,154
Receivable for fund shares subscribed	2,607
Total assets	20,980,390

Liabilities:
Advisory fee payable	19,680
Service fee payable	9,147
Total liabilities	28,827

Net Assets	$20,951,563

Net asset value and offering price per share:
($20,951,563 / 1,464,901 Shares)	$14.30
Redemption price per share*	$14.16

Net asset value per share
As of September 30, 2007, net assets consisted of:
Paid in capital	$16,175,988
Undistributed net investment income	17,232
Accumulated net realized gain on investments	3,159,970
Net unrealized appreciation in value of investments	1,598,373
$20,951,563

*              A fee of 1% is imposed on certain redemptions made within sixty days of initial purchase.

The accompanying notes to the financial statements are an integral part of these financial statements.

Statement of Assets and Liabilities (Unaudited)

CornerCap Contrarian Fund

Assets:
Investments, at market value, (Cost $5,703,179)	$5,977,039
Receivable for investments sold	334,767
Dividends and interest receivable	6,385
Receivable for fund shares subscribed	3,989
Total assets	6,322,180

Liabilities:
Payable for investments purchased	39,517
Advisory fee payable	5,222
Service fee payable	2,614
Total liabilities	47,353

Net Assets	$6,274,827

Net asset value per share:
($6,274,827 / 491,284 Shares)	$12.77
Redemption price per share*	$12.64

Net Assets
As of September 30, 2007, net assets consisted of:
Paid in capital	$5,329,983
Undistributed net investment income	58,153
Accumulated net realized gain on investments	612,831
Net unrealized appreciation in value of investments	273,860
$6,274,827

*      A fee of 1% is imposed on certain redemptions made within sixty days of initial purchase.

The accompanying notes to the financial statements are an integral part of these financial statements.

Statement of Operations (Unaudited)

CornerCap Balanced Fund

Investment income:
Dividends(net of foreign withholding taxes of $297)	$121,238
Interest	171,095

Total income	292,333

Expenses:
Advisory fees	93,638
Service fees	28,091

Total expenses	121,729

Net investment income	170,604

Realized and unrealized gain on investments:
Net realized gain on investments	669,538
Change in unrealized appreciation/(depreciation) of investments	(113,729)

Net gain on investments	555,809

Net increase in net assets resulting from operations	$726,413

The accompanying notes to the financial statements are an integral part of these financial statements.

STATEMENT of OPERATIONS (Unaudited)

CORNERCAP SMALL-CAP VALUE FUND

Investment income:
Dividends	$165,774
Interest	14,823

Total income	180,597

Expenses:
Advisory fees	108,910
Service fees	54,455

Total expenses	163,365

Net investment income	17,232

Realized and unrealized gain on investments:
Net realized gain on investments	2,207,586
Change in unrealized appreciation/(depreciation) of investments	(1,867,325)

Net gain on investments	340,261

Net increase in net assets resulting from operations	$357,493

The accompanying notes to the financial statements are an integral part of these financial statements.

STATEMENT of OPERATIONS (Unaudited)

CORNERCAP CONTRARIAN FUND

Investment income:
Dividends (net of foreign withholding taxes of $500)	$38,918
Interest	17,301

Total investment income	56,219

Expenses:
Advisory fees	30,399
Service fees	15,199

Total expenses	45,598

Net investment income	10,621

Realized and unrealized gain on investments:
Net realized gain on investments	554,843
Change in unrealized appreciation/(depreciation) of investments	(193,204)

Net gain on investments	361,639

Net increase in net assets resulting from operations	$372,260

The accompanying notes to the financial statements are an integral part of these financial statements.

STATEMENT of CHANGES in NET ASSETS

CORNERCAP BALANCED FUND

	Six Months Ended	Year Ended
	September 30, 2007(1)	March 31, 2007
Operations:
Net investment income	$170,604	$336,654
Net realized gain for investments	669,538	341,078
Change in unrealized appreciation/(depreciation) of investments	(113,729)	1,072,440

Increase in net assets resulting from operations	726,413	1,750,172

Distributions to shareholders:
Net investment income	—	(450,141)
Capital gains	—	(283,950)
	—	(734,091)

Capital share transactions:
Increase/(Decrease) in net assets resulting from capital share transactions (see note 2)	(1,944,114)	3,519,855
Redemption Fees	—	79
Net increase/(decrease) from capital shares transactions	(1,944,114)	3,519,934

Total increase/(decrease) in net assets	(1,217,701)	4,536,015

Net Assets:
Beginning of year	19,256,368	14,720,353
End of year (including undistributed net investment income of $282,347 and $111,743, respectively)	$18,038,667	$19,256,368

(1)  Unaudited

The accompanying notes to the financial statements are an integral part of these financial statements.

STATEMENT of CHANGES in NET ASSETS

CORNERCAP SMALL-CAP VALUE FUND

	Six Months Ended	Year Ended
	September 30, 2007(1)	March 31, 2007
Operations:
Net investment income/(loss)	$17,232	$(515)
Net realized gain from investments	2,207,586	1,065,811
Change in unrealized appreciation/(depreciation) of investments	(1,867,325)	755,298

Increase in net assets resulting from operations	357,493	1,820,594

Distributions to shareholders:
Net investment income	—	(6,617)
Capital gains	—	(890,109)
	—	(896,726)

Capital share transactions:
Decrease in net assets resulting from capital share transactions (see note 2)	(506,578)	(151,883)

Total increase/(decrease) in net assets	(149,085)	771,985

Net Assets:
Beginning of year	21,100,648	20,328,663
End of year (including undistributed net investment income of $17,232 and $6,683, respectively)	$20,951,563	$21,100,648

(1)  Unaudited

The accompanying notes to the financial statements are an integral part of these financial statements.

STATEMENT of CHANGES in NET ASSETS

CORNERCAP CONTRARIAN FUND

	Six Months Ended	Year Ended
	September 30, 2007(1)	March 31, 2007
Operations:
Net investment income	$10,621	$68,063
Net realized gain from investments	554,843	286,139
Change in unrealized appreciation/(depreciation) of investments	(193,204)	176,321

Increase in net assets resulting from operations	372,260	530,523

Distributions to shareholders:
Net investment income	—	(27,342)

Capital share transactions:
Increase in net assets resulting from capital share transactions (see note 2)	267,943	165,676

Total increase in net assets	640,203	668,857

Net Assets:
Beginning of year	5,634,624	4,965,767
End of year (including undistributed net investment income of $58,153 and $47,532, respectively)	$6,274,827	$5,634,624

(1)  Unaudited

The accompanying notes to the financial statements are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

CORNERCAP BALANCED FUND

Selected data for each share of beneficial interest outstanding throughout the periods indicated:

	Six Months Ended
	September 30, 2007(1)
Per share operating performance
Net asset value, beginning of period	$14.81

Income from investment operations
Net investment income	0.15
Net realized and unrealized gain/(loss) on investments	0.40

Total income/(loss) from investment operations	0.55

Dividends and distributions to stockholders
Distributions from net investment income	0.00
Distributions from net realized gain on investments	0.00

Total dividends and distributions to shareholders	0.00

Paid-in-capital from redemption fees	0.00	(2)

Net asset value, end of period	$15.36

Total return	3.71%

Ratios and supplemental data
Net assets, end of period (in 000s)	$18,039

Ratios to average net assets
Expenses	1.30	%(3)
Net investment income	1.82	%(3)

Portfolio turnover rate*	8.15%

	Year Ended March 31,
	2007		2006	2005	2004	2003
Per share operating performance
Net asset value, beginning of period	$14.00		$13.22	$12.80	$10.18	$11.72

Income from investment operations
Net investment income	0.24		0.21	0.31	0.14	0.20
Net realized and unrealized gain/(loss) on investments	1.17		0.77	0.56	2.65	(1.52)

Total income/(loss) from investment operations	1.41		0.98	0.87	2.79	(1.32)

Dividends and distributions to stockholders
Distributions from net investment income	(0.37)		0.00	(0.45)	(0.17)	(0.22)
Distributions from net realized gain on investments	(0.23)		(0.20)	0.00	0.00	0.00

Total dividends and distributions to shareholders	(0.60)		(0.20)	(0.45)	(0.17)	(0.22)

Paid-in-capital from redemption fees	0.00	(2)	0.00	0.00	0.00	0.00

Net asset value, end of period	$14.81		$14.00	$13.22	$12.80	$10.18

Total return	10.17%		7.43%	6.86%	27.48%	(11.29)%

Ratios and supplemental data
Net assets, end of period (in 000s)	$19,256		$14,720	$11,003	$9,697	$6,107

Ratios to average net assets
Expenses	1.30	%(4)	1.30%	1.30%	1.30%	1.30%
Net investment income	1.96	%(4)	1.72%	2.07%	1.70%	2.17%

Portfolio turnover rate*	21.87%		19.87%	18.55%	12.19%	21.88%

*      A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period.

(1)  Unaudited

(2)  Less than $.005 per share

(3)  Annualized

(4)  Ratio of expenses and net investment income to average net assets, before waiver by advisor, are 1.31% and 1.95%, respectively

The accompanying notes to the financial statements are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

CORNERCAP SMALL-CAP VALUE FUND

Selected data for each share of beneficial interest outstanding throughout the periods indicated:

	Six Months Ended
	September 30, 2007(1)
Per share operating performance
Net asset value, beginning of period	$14.07

Income from investment operations
Net investment income/(loss)	0.01
Net realized and unrealized gain/(loss) on investments	0.22

Total income/(loss) from investment operations	0.23

Dividends and distributions to stockholders
Distributions from net investment income	0.00
Distributions from net realized gain on investments	0.00

Total dividends and distributions to shareholders	0.00

Net asset value, end of period	$14.30

Total return	1.63%

Ratios and supplemental data
Net assets, end of period (in 000s)	$20,952

Ratios to average net assets
Expenses	1.50	%(3)
Net investment income/(loss)	0.16	%(3)

Portfolio turnover rate*	28.83%

	Year Ended March 31,
	2007		2006	2005	2004	2003
Per share operating performance
Net asset value, beginning of period	$13.39		$15.13	$14.55	$9.33	$13.70

Income from investment operations
Net investment income/(loss)	0.00	(2)	0.04	(0.04)	(0.03)	(0.01)
Net realized and unrealized gain/(loss) on investments	1.30		0.79	1.15	5.38	(3.75)

Total income/(loss) from investment operations	1.30		0.83	1.11	5.35	(3.76)

Dividends and distributions to stockholders
Distributions from net investment income	0.00	(2)	0.00	0.00	0.00	0.00
Distributions from net realized gain on investments	(0.62)		(2.57)	(0.53)	(0.13)	(0.61)

Total dividends and distributions to shareholders	(0.62)		(2.57)	(0.53)	(0.13)	(0.61)

Net asset value, end of period	$14.07		$13.39	$15.13	$14.55	$9.33

Total return	9.92%		6.05%	7.71%	57.43%	(27.74)%

Ratios and supplemental data
Net assets, end of period (in 000s)	$21,101		$20,329	$20,852	$18,641	$12,021

Ratios to average net assets
Expenses	1.50	%(4)	1.50%	1.50%	1.50%	1.50%
Net investment income	0.00	%(2)(4)	0.03%	(0.27)%	(0.23)%	(0.13)%

Portfolio turnover rate*	34.75%		27.23%	38.37%	22.09%	31.89%

*      A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portflio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period.

(1)    Unaudited

(2)    Less than $.005 per share

(3)    Annualized

(4)    Ratio of expenses and net investment income to average net assets, before waiver by advisor,are 1.56% and (0.06)%, respectively

The accompanying notes to the financial statements are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

CORNERCAP CONTRARIAN FUND

Selected data for each share of beneficial interest outstanding throughout the periods indicated:

	Six Months Ended
	September 30, 2007(1)
Per share operating performance
Net asset value, beginning of period	$11.98

Income from investment operations:
Net investment income/(loss)	0.02
Net realized and unrealized gain/(loss) on investments	0.77

Total income/(loss) from investment operations	0.79

Dividends and distributions to stockholders
Distributions from net investment income	0.00
Distributions from net realized gain on investments	0.00

Total dividends and distributions to shareholders	0.00

Net asset value, end of period	$12.77

Total return	6.59%

Ratios and supplemental data
Net assets, end of period (in 000s)	$6,275

Ratios to average net assets
Expenses	1.50	%(2)
Expenses before waiver
Net investment income/(loss)	0.35	%(2)
Net investment income/before waiver

Portfolio turnover rate*	77.55%

	Year Ended March 31,
	2007	2006	2005	2004	2003
Per share operating performance
Net asset value, beginning of period	$10.83	$9.78	$8.82	$5.17	$9.04

Income from investment operations:
Net investment income/(loss)	0.15	0.04	0.03	(0.08)	(0.09)
Net realized and unrealized gain/(loss) on investments	1.06	1.06	0.93	3.73	(3.78)

Total income/(loss) from investment operations	1.21	1.10	0.96	3.65	(3.87)

Dividends and distributions to stockholders
Distributions from net investment income	(0.06)	(0.05)	0.00	0.00	0.00
Distributions from net realized gain on investments	0.00	0.00	0.00	0.00	0.00

Total dividends and distributions to shareholders	(0.06)	(0.05)	0.00	0.00	0.00

Net asset value, end of period	$11.98	$10.83	$9.78	$8.82	$5.17

Total return	11.19%	11.27%	10.88%	70.60%	(42.81)%

Ratios and supplemental data Net assets, end of period (in 000s)	$5,635	$4,966	$4,330	$3,891	$2,238

Ratios to average net assets
Expenses	1.50%	1.50%	1.72%	1.80%	1.77%
Expenses before waiver			1.80%
Net investment income/(loss)	1.33%	0.40%	0.32%	(1.12)%	(1.36)%
Net investment income/before waiver			0.24%

Portfolio turnover rate*	43.61%	49.06%	154.41%	63.79%	69.49%

*      A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period.

(1)    Unaudited

(2)    Annualized

The accompanying notes to the financial statements are an integral part of these financial statements.

Notes to Financial Statements

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The CornerCap Group of Funds (the “Funds”) was organized on January 6, 1986 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The investment objective of the Funds is to obtain capital appreciation and current income. The following is a summary of significant accounting policies followed by the Funds in the preparation of the financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security Valuation – Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:15 p.m. Eastern time or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System. Unlisted securities that are not included on such System are valued at the mean of the quoted bid and asked prices on the over-the-counter-market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Funds’ Board of Trustees. Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. The ability of issuers of debt securities held by the Funds meet their obligations may be affected by economic and political developments.

B. Security Transactions Investment Income and Other – Security transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

C. Federal Income Taxes – It is the policy of each Fund to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. In addition, each Fund intends to pay distributions as required to avoid imposition of excise tax. Therefore, no federal income tax provision is required.

D. Distributions to Shareholders – Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

E. Accounting Estimates – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure for contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F. New Accounting Pronouncements –  In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 – Accounting for Uncertainty in Income Taxes, that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that, based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained. Management of the Fund is currently evaluating the impact that FASB Interpretation No. 48 will have on the financial statements, if any.

In September 2006, FASB issues FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

2. SHARES OF BENEFICIAL INTEREST

On September 30, 2007, there was an unlisted number of no par-value shares of beneficial interest authorized for each Fund. Transactions in shares of beneficial interest were as follows:

CornerCap Balanced Fund:

	For the Six Months Ended		For the Year Ended
	September 30, 2007		March 31, 2007
	Shares	Value	Shares	Value
Shares Sold	89,021	$1,374,279	389,480	$5,563,260
Share Issued in
Reinvestment of Dividends	—	—	50,300	731,360
Total	89,021	1,374,279	439,780	6,294,620
Less Shares Redeemed	(215,128)	(3,318,393)	(190,905)	(2,774,765)
Net Increase/(Decrease)	(126,107)	$(1,944,114)	248,875	$3,519,855

CornerCap Small-Cap Value Fund:

	For the Six Months Ended		For the Year Ended
	September 30, 2007		March 31, 2007
	Shares	Value	Shares	Value
Shares Sold	39,789	$591,109	139,205	$1,851,118
Share Issued in
Reinvestment of Dividends	—	—	65,422	884,500
Total	39,789	$591,109	204,627	2,735,618
Less Shares Redeemed	(74,246)	(1,097,685)	(223,908)	(2,887,501)
Net Increase/(Decrease)	(34,457)	(506,576)	(19,281)	$(151,883)

CornerCap Contrarian Fund:

	For the Six Months Ended		For the Year Ended
	September 30, 2007		March 31, 2007
	Shares	Value	Shares	Value
Shares Sold	23,486	$299,728	58,979	$659,903
Share Issued in
Reinvestment of Dividends	—	—	2,136	25,450
Total	23,486	$299,728	61,115	$685,353
Less Shares Redeemed	(2,436)	(31,785)	(49,336)	(519,677)
Net Increase	21,050	$267,943	11,779	$165,676

3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (tax basis)

The amount of net unrealized appreciation and the cost of investment securities for tax purpose, including short-term securities at September 30, 2007 were as follows:

	CornerCap	CornerCap	CornerCap
	Balanced	Small-Cap	Contrarian
	Fund	Value Fund	Fund
Gross appreciation (excess of value over tax cost)	2,830,940	3,578,763	481,499
Gross depreciation (excess of tax cost over value)	(363,155)	(1,964,956)	(204,054)
Net unrealized appreciation	2,467,785	1,613,807	277,445
Cost of investments for income tax purposes	15,501,843	19,334,822	5,699,594

4. DISTRIBUTIONS TO SHAREHOLDERS

Classifications of Distributions, Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund. For the year ended March 31, 2007, the CornerCap Small Cap Value Fund reclassified distributions in excess of net investment income of $7,209 against undistributed net realized gains.

Distributions of net investment income, if any, are distributed annually. Distributions of net realized gains, if any, are declared at least once each year.

CornerCap Balanced Fund:

On December 20, 2006, an ordinary income distribution of $0.37 per share, a short-term capital gain distribution of $0.03 per share, and a long-term capital gain distribution of $0.20 per share were declared. The distribution was paid on December 21, 2006 to shareholders of record on December 19, 2006.

The tax character of distributions paid for the years ended March 31, 2007 and 2006 was as follows:

	2007	2006
Distributions paid from:
Ordinary income	$493,950	$—
Long-term capital gains	240,141	200,020
Total	$734,091	$200,020

As of March 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$332,671
Undistributed long-term gains	119,813
Unrealized appreciation	2,581,514
Total	$3,033,998

The tax components of distributable earnings are determined in accordance with income tax regulations which may differ from composition of net assets reported under accounting principles generally accepted. There were no such differences for the period ended March 31, 2007.

CornerCap Small-Cap Value Fund:

On December 20, 2006, an ordinary income distribution of $.005 per share, a short-term capital gain distribution of $0.07 per share, and a long-term capital gain distribution of $0.54 per share were declared. The distribution was paid on December 21, 2006 to shareholders of record on December 19, 2006.

The tax character of distributions paid for the years ended March 31, 2007 and 2006 was as follows:

	2007	2006
Distributions paid from:
Ordinary income	$113,637	$440,024
Long-term capital gains	783,089	2,925,065
Total	$896,726	$3,365,089

As of March 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$233,741
Undistributed long-term gains	718,643
Unrealized appreciation	3,465,698
Total	$4,418,082

CornerCap Contrarian Fund:

On December 20, 2006, an ordinary Income distribution of $0.06 per share was declared. The dividend was paid on December 21, 2006 to shareholders of record on December 19, 2006.

The tax character of distributions paid for the years ended March 31, 2007 and 2006 was as follows:

	2007	2006
Distributions paid from:
Ordinary income	$27,342	$22,011
Total	$27,342	$22,011

As of March 31, 2006, the components of distributable earnings / (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$47,532
Undistributed long-term gains	57,988
Unrealized appreciation	467,064
Total	$572,584

5. CAPITAL LOSS CARRYFORWARD

Contrarian Fund:  During the period ended March 31, 2007, the fund used capital loss carry forwards of $228,151.

6. TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

A. Each of the Funds has an investment advisory agreement with CornerCap Investment Counsel, Inc. (the “Advisor”), pursuant to which the Advisor receives a fee from each Fund, computed daily and payable monthly, at an annual rate of 1.00% of the average daily net assets. In addition, the Advisor receives an administrator fee, computed daily and payable monthly, at a annual rate of .30%, .50% and .50% of the average daily nets assets of the Balanced Fund, Small-Cap Fund and Contrarian Fund, respectively. Under the terms of the management agreement, the Advisor manages the Funds’ investments subject to the approval of the Board of Trustees. For the period ended September 30, 2007, the Advisor earned an advisory fee of $93,638, $108,910, and $30,399 from the Balanced Fund, Small Cap Fund, and Contrarian Fund, respectively. For the period ended September 30, 2007, the Advisor earned an administrator fee of $28,091, $54,455, and $15,199 from the Balanced Fund, Small Cap Fund, and Contrarian Fund, respectively. At September 30, 2007, the Funds owed the Advisor $40,216 for advisory fees and 16,243 for the administrator fees.

BOARD APPROVAL OF MANAGEMENT AGREEMENT: The nature, extent, and quality of the services provided by CornerCap. In this regard, the Board considered the responsibilities CornerCap would have under each of the Agreements. The Board reviewed the services being provided by CornerCap to each Fund, including, without limitation, its investment advisory services since the Fund’s inception, its efforts during the Fund’s start-up phase, its coordination of services for the Fund among the Fund’s service providers, its compliance procedures and practices, and its efforts to promote the Fund and assist in its distribution. After reviewing the foregoing information and further information in the Advisor Memorandum (e.g., descriptions of CornerCap’s business and CornerCap’s Form ADV), the Board concluded that the nature, extent, and quality of the services provided by CornerCap were satisfactory and adequate for each of the Funds.

The investment performance of the Funds and CornerCap. In this regard, the Board compared the performance of each Fund with the performance of its benchmark index, comparable funds with similar objectives and size managed by other investment advisors, and comparable peer group indices (e.g., Morningstar category averages). The Board also considered the consistency of CornerCap’s management of the Funds with the Funds’ investment objective and policies. Among other things, the Board considered the Funds’ short-term and long-term performance. After reviewing the short and long-term investment performance of the Funds, CornerCap’s experience managing the Funds and separate accounts, CornerCap’s historical investment performance, and other factors, the Board concluded that the investment performance of each Fund and CornerCap was satisfactory.

The costs of the services to be provided and profits to be realized by CornerCap and its affiliates from the relationship with the Funds. In this regard, the Board considered CornerCap’s staffing, personnel, and methods of operating; CornerCap’s compliance policies and procedures; the financial condition of CornerCap and the level of commitment to the Funds and CornerCap by the principals of CornerCap; the asset levels of the Funds; and the overall fees and expenses of the Funds, including the Funds’ unified fee structures. The Board also considered potential benefits for CornerCap in managing the Funds, including promotion of CornerCap’s name, the ability for CornerCap to place small accounts into the Funds, and the automatic reinvestment of dividends and distributions in additional shares of the Funds. The Board then examined and evaluated the Funds’ fees paid to CornerCap under the Agreements. The Board also considered CornerCap’s past and future expected profitability (or lack thereof) with respect to the Funds. The Board then compared the fees and expenses of each Fund (including the management fee) to other funds comparable to the Fund in terms of the type of fund, the style of investment management, the size of the fund, and the nature of its investment strategy, among other factors. Specifically, the Board determined that each Fund’s management fees were lower than some of the comparable funds and higher than others. In addition, the Board determined that each Fund’s net expense ratio was lower than some of the comparable funds and higher than others. Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to CornerCap by each Fund were fair and reasonable.

The extent to which economies of scale would be realized as the Funds grow and whether advisory fee levels reflect these economies of scale for the benefits of the Funds’ investors. In this regard, the Board considered that CornerCap has been subsidizing the Funds’ operating expenses for several years in an effort to keep the expense ratio at a reasonable and fair level in light of the Funds’ relatively small asset base. The Board also considered that the Funds’ fee structure does not allow for economies of scale to benefit the Funds’ shareholders as assets grow, but noted that CornerCap has subsidized the Funds’ expenses for a number of years. Following further discussion of the Funds’ asset levels, expectations for growth and levels of fees, the Board determined that each Fund’s fee arrangements were fair and reasonable, and that each Fund’s unified fee structure provided for savings and protection for shareholders at lower asset levels.

CornerCap’s practices regarding brokerage and portfolio transactions. In this regard, the Board considered CornerCap’s standards, and performance in utilizing those standards, to seek best execution for Fund portfolio transactions. The Board considered the anticipated portfolio turnover rate for the Funds; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; any anticipated allocation of portfolio business to persons affiliated with CornerCap; and the extent to which the Funds allocate portfolio business to broker-dealers who provide research, statistical, or other services (soft dollars). After further review and discussion, the Board determined that CornerCap’s practices regarding brokerage and portfolio transactions were satisfactory.

B. On August 1st, 2006, the Funds and the Advisor entered into a 1) Fund Accounting and Administration Agreement with ALPS Fund Services, Inc. to provide day-to-day operational services to the Funds including, but not limited to, accounting, administrative, bookkeeping and pricing services. 2) Transfer Agency and Service Agreement with ALPS Fund Services, Inc. to provide day-to-day operational services to the Funds including, but not limited to, transfer agent, dividend distributing, and bookkeeping services. 3) Distribution Agreement with ALPS Distributors, Inc. to provide distribution services to the Funds. ALPS Distributors, Inc. serves as underwriter/distributor of the Funds.

Certain officers and directors of the Funds are also officers and directors of the Advisor.

7. PURCHASES AND SALES OF SECURITIES

CornerCap Balanced Fund: For the six months ended September 30, 2007, the cost of purchases and proceeds from sales of securities, excluding short-term securities, were $1,501,996 and $2,881,107, respectively. Purchase and sales of U.S. government and agency securities, other than short-term securities, for the six months ended September 30,2007 were $0 and $325,000, respectively.

CornerCap Small-Cap Value Fund: For the six months ended September 30, 2007, the cost of purchases and proceeds from sales of securities, excluding short-term securities, were $6,053,246 and $6,226,722, respectively.

CornerCap Contrarian Fund Fund: For the year ended September 30, 2007, the cost of purchases and proceeds from sales of securities, excluding short-term securities, were $4,487,536 and $4,513,932, respectively.

8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a Funds creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2007, Charles Schwab & Co. held approximately 32.82% of the CornerCap Balanced Fund’s shares.

ADDITIONAL INFORMATION

1. PROXY VOTING POLICY (Unaudited)

A copy of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling the Funds toll-free at (888)-813-8637 or on the Securities and Exchange Commission’s (SEC) website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge, upon request, by calling the Funds toll-free at (888)-813-8637 and on the SEC’s website at http://www.sec.gov.

2. AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE (Unaudited)

Each of the Funds files its complete schedule of positions with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. If any of the Funds make the information on Form N-Q available to shareholders on its website or upon request, the information may be obtained by calling the Funds toll-free at (888)-813-8637.

3. COMPENSATION OF TRUSTEES (Unaudited)

The Independent Trustees of the Fund receive a quarterly $1,000 per meeting paid by the Advisor. The Trustees are paid $750 per meeting for the Audit Committee meetings. The Audit Committee Chairman is paid $1,000 per meeting. The Audit Committee is expected to meet typically twice a year.

4. TRUSTEES AND OFFICERS (Unaudited)

The business affairs of CornerCap Group of Funds (the “Funds”) are managed under the direction of the Funds Board of Trustees in accordance with the laws of the State of Massachusetts. Information pertaining to the Trustees and Officers of the Funds are set forth below. Trustees who are not deemed to be “interested persons” of the trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), are referred to as “Independent Trustees.” Trustees who are deemed to be interested persons of Funds as defined in the 1940 Act are referred to as “Interested Trustees”. The Funds Statement of Additional Information includes additional information about the trustees and is available upon request by calling toll-free 1-(888)-813-8637.

CORNERCAP GROUP OF FUNDS

INTERESTED TRUSTEES

Position with Trust,
Name and Address	Term of Office and Tenure

Thomas E. Quinn	Trustee, President, Chief Financial
Age: 62	Officer, and Treasurer since 1992
The Peachtree, Suite 1700
1355 Peachtree St. NE
Atlanta, GA 30309

INDEPENDENT TRUSTEES

Position with Trust,
Name and Address*	Term of Office and Tenure

Richard L. Boger	Trustee since 1992
Age: 60

Laurin M. McSwain	Trustee since 1994
Age: 55

Leslie W. Gates	Trustee since 2006
Age: 52

Jerry W. Hufton	Trustee since 2006
Age: 65

* All Independent Trustees can be contacted via the Funds at: 1290 Broadway, Suite 1100, Denver, CO 80203

Number of Funds	Principal Occupation(s)	Other Trusteeships/
in Complex Overseen	during past 5 years	Directorships by Trustee

3	Chief Executive Officer, CornerCap Investment Counsel, since inception	None

Number of Funds	Principal Occupation(s)	Other Trusteeships/
in Complex Overseen	during past 5 years	Directorships by Trustee

3	President & CEO, Lex-Tek International, Inc. 1991 - present; Pres. & CEO, Export Insurance Services, Inc. 1989 – 2002	Gray Television, Inc.

3	Attorney, Lefkoff, Duncan, Grimes, Miller & McSwain, 2003 - present; Attorney, Bloodworth & McSwain 1996 – 2003	None

3	Retired, 2005; Partner, Williams Benator & Libby, LLP, 1989-2004; Member, WBL Services, LLC, 2002 – 2004	None

3	Retired, 2004-present; Director of Taxes, Berkshire Hathaway Inc., 1991-2004	None

OFFICERS

Position with Trust,
Name and Address	Term of Office and Tenure

Richard T. Bean	Vice President of the Funds,
Age: 44	since 1996
The Peachtree, Suite 1700
1355 Peachtree St. NE
Atlanta, GA 30309

John A. Hackney	Chief Compliance Officer,
Age: 40	Secretary of the Funds,
The Peachtree, Suite 1700	since 1999
1355 Peachtree St. NE
Atlanta, GA 30309

Gene A. Hoots	Vice President of the Funds,
Age: 68	since 1992
The Peachtree, Suite 1700
1355 Peachtree St. NE
Atlanta, GA 30309

Number of Funds	Principal Occupation(s)	Other Trusteeships/
in Complex Overseen	during past 5 years	Directorships by Trustee

3	Vice President,	N/A
CornerCap Investment
Counsel, since inception

3	Chief Compliance Officer,	N/A
CornerCap Investment
Counsel, since inception

3	Vice President of the Funds	N/A
and Chairman Emeritus of the
Adviser, since inception

www.cornercap.com

888-813-8637

This report has been prepared for CornerCap Funds’ shareholders and may be distributed to others only if preceded or accompanied by a prospectus.

Item 2 - Code of Ethics

Not Applicable to this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not Applicable to this semi-annual filing.

Item 4 - Principal Accountant Fees and Services

Not applicable to this semi-annual filing.

Item 5 - Audit Committee of Listed Registrants

Not applicable to this semi-annual filing.

Item 6 – Schedule of Investments

Schedule of Investments is included as part of the report to shareholders filed under item 1 of this form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to Registrant.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to Registrant.

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to Registrant.

Item 10 - Submission of Matters to Vote of Security Holders

There have been no material change to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant’s last provided disclosure in response to the requirements of Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Item 11 - Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)                                 There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 - Exhibits

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR are Not Applicable to this Report.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CornerCap Group of Funds Inc.
By:	/s/ Thomas E. Quinn
Thomas E. Quinn
Chief Executive Officer

Date:	December 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Quinn
Thomas E. Quinn
Chief Executive Officer and
Chief Financial Officer

Date:	December 7, 2007